SHARE-BASED COMPENSATION PLANS AND SHARES HELD IN TRUST	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangements [Abstract]
Share-Based Compensation Plans and Shares Held in Trust	SHARE-BASED COMPENSATION PLANS AND SHARES HELD IN TRUST
Share-based compensation expense

	$ million
	2021	2020	2019
Equity-settled [A]	539	359	537
Total	539	359	537
[A] On an incidental basis awards may be cash-settled, where an equity settlement is not possible under local regulations.
The principal share-based employee compensation plans are the PSP and LTIP. Awards of shares and American Depositary Shares (ADS) of the Company under the PSP and LTIP are granted upon certain conditions to eligible employees. The actual amount of shares that may vest ranges from 0% to 200% of the awards, depending on the outcomes of prescribed performance conditions over a three-year period beginning on January 1 of the award year. On June 18, 2021, the Company granted all eligible employees a single Powering Progress shares award with vesting date in June 2022. Shares and ADSs vest for nil consideration.
Share awards

	Number of A shares (million)	Number of B shares (million)	Number of A ADSs (million)	Weighted Average remaining contractual life (years)
At January 1, 2021	29	10	8	1.0
Granted	20	6	4
Vested	(9)	(3)	(2)
Forfeited	(2)	(1)	(1)
At December 31, 2021	38	12	9	1.2
At January 1, 2020	29	10	8	1.0
Granted	10	4	3
Vested	(9)	(4)	(3)
Forfeited	(1)	—	—
At December 31, 2020	29	10	8	1.0
Other plans offer eligible employees opportunities to acquire shares and ADSs of the Company or receive cash benefits measured by reference to the Company’s share price. Shell employee share ownership trusts and trust-like entities purchase the Company’s shares in the open market to meet delivery commitments under employee share plans. At December 31, 2021, they held 15.6 million A shares (2020: 14.3 million), 4.5 million B shares (2020: 5.2 million) and 4.5 million A ADSs (2020: 5.1 million).